Operating Leases - Future Minimum Lease Payments Under Lease Agreements (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Future Minimum Lease Payments
2022	$ 217	$ 286
2023	190	217
2024	143	190
2025		143
Total lease payments	731	836
Less: Amounts representing interest	(105)	(122)
Present value of lease liabilities	$ 626	$ 714	$ 624